CVT
Volatility Managed Moderate Growth Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 96.1%

Security	Shares	Value
Equity Funds — 62.8%
iShares Core S&P Mid-Cap ETF	33,000	$ 1,925,550
iShares Russell 2000 ETF	11,000	2,194,390
iShares S&P 500 Growth ETF	65,000	6,033,950
iShares S&P 500 Value ETF	27,000	5,145,660
Vanguard FTSE Developed Markets ETF(1)	125,000	6,353,750
Vanguard FTSE Emerging Markets ETF	19,000	859,940
Vanguard Real Estate ETF(1)	20,000	1,810,800
Vanguard S&P 500 ETF	21,000	10,792,110
		$35,116,150
Fixed-Income Funds — 33.3%
iShares Core U.S. Aggregate Bond ETF	88,000	$8,704,960
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,000	1,195,590
Vanguard Total Bond Market ETF	119,000	8,740,550
		$18,641,100
Total Exchange-Traded Funds (identified cost $37,967,822)		$53,757,250

Short-Term Investments — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	2,063,339	$ 2,063,339
Total Short-Term Investments (identified cost $2,063,339)		$ 2,063,339
Total Investments — 99.8% (identified cost $40,031,161)		$55,820,589
Other Assets, Less Liabilities — 0.2%		$ 126,205
Net Assets — 100.0%		$55,946,794

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $6,319,004 and the total market value of the collateral received by the Fund was $6,500,684, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(4)	Short	6/20/25	$(1,130,650)	$13,576
E-mini S&P MidCap 400 Index	(1)	Short	6/20/25	(293,860)	3,498
MSCI EAFE Index	(5)	Short	6/20/25	(604,075)	20,600
					$37,674
During the fiscal year to date ended March 31, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.

CVT
Volatility Managed Moderate Growth Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,063,339, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,798,352	$3,565,753	$(3,300,766)	$ —	$ —	$2,063,339	$22,051	2,063,339

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$53,757,250	$ —	$ —	$53,757,250
Short-Term Investments	2,063,339	—	—	2,063,339
Total Investments	$55,820,589	$ —	$ —	$55,820,589
Futures Contracts	$37,674	$ —	$ —	$37,674
Total	$55,858,263	$ —	$ —	$55,858,263
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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